Equity (Details) - USD ($)												1 Months Ended	12 Months Ended
		Mar. 24, 2025	Mar. 10, 2025	Jan. 03, 2025	Oct. 18, 2024	Sep. 16, 2024	Aug. 14, 2024	Mar. 24, 2024	Dec. 27, 2023	Jan. 31, 2023	Dec. 30, 2022	Jan. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Aug. 31, 2025	Aug. 28, 2025	Jul. 16, 2025	Nov. 24, 2023
Equity [Line Items]
Re-designation common stock				497,500,000
Authorized share capital (in Dollars)				$ 50,000
Ordinary shares price (in Dollars per share)			$ 65.5
Proceeds amount (in Dollars)			$ 4,452,999
Fair value of the conversion note (in Dollars)									$ 8,468
Warrants													827,979
Share awards are vested term													3 years
Share-based compensation expenses (in Dollars)													$ 11,750,602
Unrecognized share based compensation (in Dollars)														$ 9,381,468
Warrants modification (in Dollars)								$ 1,403,370
Granted options vesting shares													500,000
Granted options vesting exercise price (in Dollars per share)													$ 0.01
Warrant [Member]
Equity [Line Items]
Ordinary shares issued		133,828
Warrants		133,828												961,807
Warrants term						5 years
Exercise price (in Dollars per share)						$ 4.15
Warrants cashless exercise modification per share (in Dollars per share)								$ 65
Warrants cashless exercise modification shares								20,000
Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares issued														4,715,419
Common stock shares outstanding														4,715,419
General Meeting of Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares issued													6,732,441
Common stock shares outstanding													6,732,441
Two Thousand Twenty Three Note Issuance [Member]
Equity [Line Items]
Fair value of the conversion note (in Dollars)							$ 140,985
Topsheen Shipping [Member]
Equity [Line Items]
Owned subsidiary											61.00%
Private Placement [Member]
Equity [Line Items]
Ordinary shares issued			67,985
Convertible Promissory Note [Member]
Equity [Line Items]
Principal amount (in Dollars)					$ 1,752,000	$ 3,548,000						$ 1,500,000							$ 63,333
2022 Incentive Plan [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)													$ 3,750,000
Options exercised													500,000
Repurchase authorized amount (in Dollars)																	$ 5,000,000
High-Trend [Member]
Equity [Line Items]
Ordinary shares issued		100,000
High-Trend [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares issued		133,828
Topsheen samoa [Member]
Equity [Line Items]
Dividend (in Dollars)										$ 1,220,000	$ 2,000,000
Dividend received (in Dollars)											1,220,000
Non Controlling Shareholder [Member]
Equity [Line Items]
Dividend (in Dollars)															$ 902,000
Non Controlling Shareholder [Member] | Topsheen samoa [Member]
Equity [Line Items]
Dividend received (in Dollars)										$ 122,000	$ 780,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Re-designation common stock				497,500,000
Ordinary shares, par value (in Dollars per share)	[1]												$ 0.0025	$ 0.0025
Unissued shares				2,500,000
Unissued shares per share (in Dollars per share)				$ 0.0001
Ordinary shares, shares authorized	[1]												489,900,000	489,900,000
Voting rights		20		one
Ordinary shares, shares issued	[1]												6,632,441	4,715,419
Common stock shares outstanding	[1]												6,632,441	4,715,419
Ordinary shares issued					700,800				600			12,000
Fair value of the conversion note (in Dollars)					$ 16,512,550	$ 10,719,806
Shares issued for share-based compensation													80,000	471,836
Grant date fair value (in Dollars)													$ 23,589,135
Share-based compensation expenses (in Dollars)													4,253,320	$ 1,200,562
Unrecognized share based compensation (in Dollars)													2,718,079	$ 5,785,899
Class A Ordinary Shares [Member] | Director [Member]
Equity [Line Items]
Ordinary shares issued														415,169
Share-based compensation expenses (in Dollars)													$ 13,918,941
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares authorized				497,500,000
Ordinary shares, shares issued																25,889
Ordinary shares issued	[2]												67,985
Warrants modification (in Dollars)	[2]
Options exercised	[2]												500,000
Class A Ordinary Shares [Member] | Common Stock [Member] | Director [Member]
Equity [Line Items]
Ordinary shares issued													173,332
Class A Ordinary Shares [Member] | Common Stock [Member] | Chief Executive Officer [Member]
Equity [Line Items]
Ordinary shares issued													241,837
Class A Ordinary Shares [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Unissued shares																		25
Class A Ordinary Shares [Member] | General Meeting of Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																		$ 0.0001
Class A Ordinary Shares [Member] | Share-Based Compensation [Member]
Equity [Line Items]
Grant date fair value (in Dollars)													$ 1,185,500	$ 6,986,461
Class A Ordinary Shares [Member] | Private Placement [Member]
Equity [Line Items]
Ordinary shares issued			67,985
Ordinary shares price (in Dollars per share)			$ 65.5
Class A Ordinary Shares [Member] | Private Placement [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares issued						1,419,200
Class A Ordinary Shares [Member] | Stock option [Member] | Director [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)													$ 2,168,339
Class A Ordinary Shares [Member] | 2022 Incentive Plan [Member]
Equity [Line Items]
Ordinary shares issued													133,981
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Share awards are vested term													3 years
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]												$ 0.0025	$ 0.0025
Unissued shares				2,500,000
Ordinary shares, shares authorized	[1]												10,100,000	10,100,000
Voting rights				twenty
Ordinary shares, shares issued	[1]												100,000
Common stock shares outstanding	[1]												100,000
Ordinary shares issued		100,000
Class B Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares issued		100,000
Warrants settled													100,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001														$ 0.0025
Ordinary shares, shares authorized				2,500,000
Warrants modification (in Dollars)	[2]
Class B Ordinary Shares [Member] | High-Trend [Member]
Equity [Line Items]
Ordinary shares issued		100,000
Post Reverse Stock Split [Member]
Equity [Line Items]
Warrant exercised													133,828

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025. Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization
[2]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.